Related Party Transactions - Schedule of Transactions with Related Parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Revenues	€ 960,122	€ 903,059
Cost of sales	322,678	323,228
Selling, general and administrative expenses	497,612	415,792
Marketing expenses	66,751	47,530
Foreign exchange gains/(losses)	(7,684)	(7,003)
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	960,122	903,059
Cost of sales	322,678	323,228
Selling, general and administrative expenses	497,612	415,792
Marketing expenses	66,751	47,530
Financial income/(expenses)	(17,161)	(28,991)
Foreign exchange gains/(losses)	(7,684)	(7,003)
Related parties
Disclosure of transactions between related parties [line items]
Revenues	181	3,281
Cost of sales	15,341	16,500
Selling, general and administrative expenses	5,545	5,330
Marketing expenses	1,074	1,081
Financial income/(expenses)	(1,446)	(433)
Foreign exchange gains/(losses)	87	1,915
Associates
Disclosure of transactions between related parties [line items]
Revenues	30	3,212
Cost of sales	3,815	4,710
Selling, general and administrative expenses	37	880
Marketing expenses	0	0
Financial income/(expenses)	0	36
Foreign exchange gains/(losses)	0	0
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Revenues	0	3,212
Cost of sales	0	288
Selling, general and administrative expenses	0	740
Marketing expenses	0	0
Financial income/(expenses)	0	(7)
Foreign exchange gains/(losses)	0	0
Royalties		181
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	3,676	3,581
Selling, general and administrative expenses	33	20
Marketing expenses	0	0
Financial income/(expenses)	0	45
Foreign exchange gains/(losses)	0	0
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	1	841
Selling, general and administrative expenses	4	120
Marketing expenses	0	0
Financial income/(expenses)	0	(2)
Foreign exchange gains/(losses)	0	0
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	30	0
Cost of sales	138	0
Selling, general and administrative expenses	0	0
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Revenues	8	1
Cost of sales	1,267	1,379
Selling, general and administrative expenses	2,010	2,065
Marketing expenses	1,040	1,024
Financial income/(expenses)	(351)	(181)
Foreign exchange gains/(losses)	0	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	1	17
Cost of sales	6,394	6,732
Selling, general and administrative expenses	3	11
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Alan Real Estate S.A
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	857	874
Selling, general and administrative expenses	1,550	649
Marketing expenses	0	0
Financial income/(expenses)	(858)	(26)
Foreign exchange gains/(losses)	5	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	50	14
Cost of sales	25	15
Selling, general and administrative expenses	134	87
Marketing expenses	30	49
Financial income/(expenses)	0	(1)
Foreign exchange gains/(losses)	(1)	0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Disclosure of transactions between related parties [line items]
Revenues	92	37
Cost of sales	2,983	2,790
Selling, general and administrative expenses	216	11
Marketing expenses	4	8
Financial income/(expenses)	2	1
Foreign exchange gains/(losses)	0	0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	96	103
Marketing expenses	0	0
Financial income/(expenses)	(239)	(262)
Foreign exchange gains/(losses)	83	1,915
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	1,499	1,524
Marketing expenses	0	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	€ 0	€ 0